Other Balance Sheet Accounts - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of financial assets [line items]
Cash and bank deposits	$ 659,668	$ 163,107
Total cash and cash equivalents	1,410,339	244,420	$ 259,709	$ 187,094
U.S. treasury securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	18,968	0
Corporate securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	1,000	0
Agency securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	7,989	0
Commercial paper
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	29,118	2,749
Money market funds
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	$ 693,596	$ 78,564